Shareholders' Equity - Valuation Assumptions (Details) - PSUs	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	90.00%
Risk-free interest rate, minimum	0.21%
Risk-free interest rate, maximum	0.24%
Performance period in years	3 years